                       GT GLOBAL VARIABLE INVESTMENT FUNDS

                     G.T. GLOBAL VARIABLE INVESTMENT SERIES
                           GT GLOBAL MONEY MARKET FUND
                         GT GLOBAL VARIABLE AMERICA FUND
                         GT GLOBAL VARIABLE EUROPE FUND
                      GT GLOBAL VARIABLE INTERNATIONAL FUND
                       GT GLOBAL VARIABLE NEW PACIFIC FUND

                      G.T. GLOBAL VARIABLE INVESTMENT TRUST
                    GT GLOBAL VARIABLE EMERGING MARKETS FUND
                GT GLOBAL VARIABLE GLOBAL GOVERNMENT INCOME FUND
                     GT GLOBAL VARIABLE GROWTH & INCOME FUND
                     GT GLOBAL VARIABLE INFRASTRUCTURE FUND
                      GT GLOBAL VARIABLE LATIN AMERICA FUND
                    GT GLOBAL VARIABLE NATURAL RESOURCES FUND
                    GT GLOBAL VARIABLE STRATEGIC INCOME FUND
                   GT GLOBAL VARIABLE TELECOMMUNICATIONS FUND
                 GT GLOBAL VARIABLE U.S. GOVERNMENT INCOME FUND

                         Supplement dated April 16, 1999
                      to the Prospectus dated June 1, 1998,
                  as supplemented June 5, 1998, June 16, 1998,
                 June 23, 1998, July 20, 1998, October 19, 1998,
              December 14, 1998, February 5, 1999 and April 1, 1999


Effective April 16, 1999, the following information replaces in its entirety, the table under "MANAGEMENT - INVESTMENT MANAGEMENT AND ADMINISTRATION:
TELECOMMUNICATIONS FUND" on page 45 of the prospectus:


                                                    BUSINESS EXPERIENCE
               NAME/OFFICE                            PAST FIVE YEARS
               -----------                          -------------------
               David P. Barnard         Vice President of A I M Capital Management,
                    Houston             Inc. ("AIM Capital"), a wholly owned
                                        subsidiary of AIM and Portfolio Manager for
                                        the Fund since 1999. He has been associated
                                        with AIM and/or its subsidiaries since 1982 and
                                        has been an investment professional since 1974.

               Claude C. Cody IV        Vice President of AIM Capital and Portfolio
                    Houston             Manager for the Fund since 1999. He has
                                        been associated with AIM and/or its
                                        subsidiaries since 1992 and has been an
                                        investment professional since 1976.

               Robert M. Kippes         Vice President of AIM Capital and Portfolio
                    Houston             Manager for the Fund since 1999. He has been
                                        associated with AIM and/or its subsidiaries
                                        since he began working as an investment
                                        professional in 1989.

               Jonathan C. Schoolar     Senior Vice President of A I M Capital and
                    Houston             Portfolio Manager of the Fund since 1999.
                                        He has been associated with AIM and/or its
                                        subsidiaries since 1986 and has been an
                                        investment professional since 1983.

               Kenneth A. Zschappel     Assistant Vice President of AIM Capital and
                    Houston             Portfolio Manager for the Fund since 1999.
                                        He has been associated with AIM and/or its
                                        subsidiaries since he began working as an
                                        investment professional in 1990.

               T. Bradley Conger        Portfolio Manager for the Fund since 1999.
                    Houston             He has been associated with AIM and/or
                                        its subsidiaries since 1997. From 1993 to
                                        1997 he was a member of the Goldman Sachs
                                        & Co. international equity sales team.
